Debt Financing (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,395,119,000
Secured debt financing, net of deferred debt discount	8,281,477,000	9,489,247,000	9,764,631,000
Unsecured debt financing, net of deferred debt discount	12,991,826,000	13,853,540,000	13,619,641,000
Debt financing, net of deferred debt discount	22,273,303,000	24,342,787,000	24,384,272,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
AeroTurbine Revolving Credit Agreement
Debt financings and information regarding the collateral provided for secured debt
Amount outstanding under the facility		260,000,000
Senior Debt Obligations
Debt financings and information regarding the collateral provided for secured debt
Debt financing, net of deferred debt discount	21,273,303,000	23,342,787,000	23,384,272,000
Secured Debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	8,286,875,000	9,504,372,000
Less: Deferred debt discount	(5,398,000)	(15,125,000)	(17,452,000)
Secured debt financing, net of deferred debt discount	8,281,477,000	9,489,247,000	9,764,631,000
Net Book Value	14,904,170,000	17,550,276,000
Collateral provided, number of aircraft	405	453
Secured Debt | Senior secured bonds
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Net Book Value	5,962,533,000	6,485,121,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA and Ex-Im financings
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,828,648,000	2,193,229,000	2,335,147,000
Net Book Value	5,015,092,000	5,338,188,000
Collateral provided, number of aircraft	118	119
Secured Debt | Ex-Im Financings
Debt financings and information regarding the collateral provided for secured debt
Number of aircraft pledged as collateral excluded as delivery is pending		2
Secured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,808,227,000	1,961,143,000	2,246,936,000
Net Book Value	2,622,782,000	2,925,637,000
Collateral provided, number of aircraft	61	63
Secured Debt | Bank debt | Consolidated VIEs
Debt financings and information regarding the collateral provided for secured debt
Non-recourse to ILFC	177,900,000	270,500,000	97,000,000
Secured Debt | Institutional secured term loans
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	750,000,000	1,450,000,000	1,300,000,000
Net Book Value	1,303,763,000	2,801,330,000
Collateral provided, number of aircraft	52	97
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings and information regarding the collateral provided for secured debt
Amount outstanding under the facility	334,500,000	260,000,000
Unsecured Debt
Debt financings and information regarding the collateral provided for secured debt
Less: Deferred debt discount	(33,712,000)	(37,207,000)	(39,128,000)
Unsecured debt financing, net of deferred debt discount	12,991,826,000	13,853,540,000	13,619,641,000
Unsecured Debt | Bonds and medium-term notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	13,025,538,000	13,890,747,000	13,658,769,000
Less: Deferred debt discount		$ (37,207,000)	$ (39,128,000)